Nature of Business and Organization - Schedule of Company's Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Powerbridge Holding Limited (“Powerbridge HK”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hong Kong Hongyi Holdings Limited(“Hongyi”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Apr. 24, 2023
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hongding Technology Co., Ltd (“Hongding”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powercrypto Inc [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Apr. 05, 2022
Place of Incorporation	USA
Major Operation	Management consultancy services
X3 HOLDINGS PTE. LTD. (“X3 HOLDINGS”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Nov. 08, 2023
Place of Incorporation	Singapore
Major Operation	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%	[1]
Date of Incorporation	Nov. 30, 2021	[1]
Place of Incorporation	Hong Kong, PRC	[1]
Major Operation	Investment holding	[1]
Creation Intelligent Co., Limited (“Creation Intelligent”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%	[2]
Date of Incorporation	Aug. 06, 2024	[2]
Place of Incorporation	Hong Kong, PRC	[2]
Major Operation	Investment holding	[2]
X3 Technologies PTE. LTD. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 22, 2024
Place of Incorporation	Singapore
Major Operation	Software application and technology services
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Aug. 17, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerbridge Digital Trade (HK) Co., Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%
Date of Incorporation	Jun. 26, 2023
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
SmartConn Co.Limited(“SmartConn”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	50.99%
Date of Incorporation	Dec. 14, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powerbridge Technology (Zhuhai Economic and Technological Development Zone) Co., Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Nov. 27, 2025
Place of Incorporation	the PRC
Major Operation	Software application and technology services
PicAIGames Technology Co., Ltd. (PicAIGames) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	May 23, 2024
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Hongxi Data Technology Co., Ltd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	70.00%
Date of Incorporation	Feb. 08, 2021
Place of Incorporation	Macau
Major Operation	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	60.00%
Date of Incorporation	Jul. 21, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%	[3]
Date of Incorporation	Apr. 25, 2021	[3]
Place of Incorporation	the PRC	[3]
Major Operation	software application and technology services	[3]
Metafusion Digital Co., Ltd (“Metafusion”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	66.00%
Date of Incorporation	Feb. 15, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Shanghai Stamp Technology Co., Ltd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Dec. 09, 2018
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	90.00%	[1]
Date of Incorporation	Jan. 07, 2020	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Software application and technology services	[1]
Xingtai Ningyao Technology Co., Ltd. [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%	[1]
Date of Incorporation	Dec. 17, 2022	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Software application and technology services	[1]
Shenzhen Hongchuangxin Technology Co., Ltd.(“Hongchuangxin”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 31, 2022
Place of Incorporation	the PRC
Major Operation	Trading
PicAIGames Technology Co., Ltd. (“PicAIGames”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%	[2]
Date of Incorporation	May 23, 2024	[2]
Place of Incorporation	the PRC	[2]
Major Operation	Mobile game development and operating	[2]

[1]	On July 29, 2025, the Company completed the transaction to sell 100% equity interests of its wholly-owned subsidiary, Anxin Jieda, and its subsidiaries (details refer to Note 4).
[2]	On August 1, 2025, the Company completed the acquisition of Creation Intelligent. (details refer to Note 3).
[3]	The Company completed the deregistration procedures on November 28, 2025.